Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
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www.drinkerbiddle.com

December 31, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (formerly, FEG Absolute Access TEI Fund LLC) (811-22527/333-199556)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 3 (the “Pre-Effective Amendment”) to the registration statement on Form N-2 filed on October 23, 2014, as amended on January 8, 2015 and December 11, 2015 (the “Registration Statement”) of FEG Absolute Access Fund I LLC (formerly, FEG Absolute Access TEI Fund LLC) (the “Registrant”). The Pre-Effective Amendment is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder.

The purpose of the Pre-Effective Amendment is to (1) make certain changes to the Registration Statement in response to comments received from the staff of the Securities and Exchange Commission; and (2) make other non-material changes to the Registration Statement. The Registrant notes that it will file under separate cover a request for acceleration of effectiveness of the Registration Statement to January 4, 2016.

Questions and comments may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg